Recapitalization (Details) - Schedule of reconciles the elements of the business combination - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2021
Schedule of Reconciles the Elements of the Business Combination [Abstract]
Cash-trust and cash, net of redemptions	$ 2,235,551	$ 2,707,863
Less: transaction costs and advisory fees, paid	(2,030,677)
Net proceeds from the Business Combination	204,874	$ 69,339,742
Accrued expenses and other current liabilities	(12,947,639)
Less: public and private placement warrants	(2,296,333)
Less: promissory note and working capital loan	(1,795,280)
Less: others, net	(445,535)
Reverse recapitalization, net	$ (17,279,913)